Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Fair Value Hedges [member]
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 4
Changes in FV of hedged items to calculate hedge ineffectiveness	75
Hedge ineffectiveness recognised in income statement	79
Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	26
Changes in FV of hedged items to calculate hedge ineffectiveness	15
Hedge ineffectiveness recognised in income statement	41
Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	(22)
Changes in FV of hedged items to calculate hedge ineffectiveness	60
Hedge ineffectiveness recognised in income statement	38
Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	748
Changes in value of hedging instrument recognised in OCI	(793)
Hedge ineffectiveness recognised in income statement	(45)
Amount reclassified from cash flow hedging reserve to income statement	£ 752
Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 20
Changes in value of hedging instrument recognised in OCI	(14)
Hedge ineffectiveness recognised in income statement	6
Amount reclassified from cash flow hedging reserve to income statement	£ 26
Cash Flow Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income/net trading and other income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 722
Changes in value of hedging instrument recognised in OCI	(771)
Hedge ineffectiveness recognised in income statement	(49)
Amount reclassified from cash flow hedging reserve to income statement	£ 726
Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income/net trading and other income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 18
Changes in value of hedging instrument recognised in OCI	(20)
Hedge ineffectiveness recognised in income statement	(2)
Amount reclassified from cash flow hedging reserve to income statement	£ 9
Cash Flow Hedges [member] | Equity Risks [member]
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Operating expenses
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ (12)
Changes in value of hedging instrument recognised in OCI	12
Amount reclassified from cash flow hedging reserve to income statement	£ (9)